Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Common Shares Subject to Redemption

At March 31, 2023 and December 31, 2022, the common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(1,016,600)
Proceeds allocated to Public Rights	(1,329,317)
Common Stock issuance costs	(8,304,420)
Plus:
Remeasurement of carrying value to redemption value	12,476,505
Common shares subject to possible redemption, December 31, 2022	$116,826,168
Plus:
Remeasurement of carrying value to redemption value	939,518
Common shares subject to possible redemption, March 31, 2023	$117,765,686

At December 31, 2022, the common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(1,016,600)
Proceeds allocated to Public Rights	(1,329,317)
Common Stock issuance costs	(8,304,420)
Plus:
Remeasurement of carrying value to redemption value	12,476,505
Common stock subject to possible redemption, December 31, 2022	$116,826,168

Schedule of Basic and Diluted Net Income (Loss) Per Common Share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2023		2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss, as adjusted	$(267,049)	$(72,742)	$—	$(668)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,132,500	—	2,500,000

Basic and diluted net loss per share of common stock	$(0.02)	$(0.02)	$0.00	$(0.00)

The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For The Period From March 3, 2021 (Inception) Through December 31, 2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss), as adjusted	$310,527	$266,913	$—	$(490)
Denominator:
Basic and diluted weighted average shares outstanding	3,434,247	2,951,897	—	2,500,000

Basic and diluted net income (loss) per share of common stock	$0.09	$0.09	$—	$(0.00)